Derivative Financial Instrument	6 Months Ended
Jun. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instrument

NOTE 8 – DERIVATIVE FINANCIAL INSTRUMENT

The Company estimates the fair value of the conversion feature in its issued convertible note as derivative financial instrument at issuance and at each subsequent reporting date using the Black-Scholes valuation model. The initial value is used in the determination of a note discount with each subsequent change in fair value as a component of operations. The fair value assumptions related to options issued were as follows:

	As of June 30, 2019	As of Issuance Date of April 18, 2019
Dividend yield	0.0%	0.0%
Risk-free rate	1.92%	2.44%
Volatility	123%	102%
Expected term	1 year	1 year

Volatility was calculated based on the historical volatility of the Company. The risk-free interest rate used was based on the U.S. Treasury constant maturity rate in effect at the time of grant for the expected term of the stock options to be valued. The expected dividend yield was zero, because the Company does not anticipate paying a dividend within the relevant timeframe.